5. INVENTORIES (Details Narrative) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Inventories
Inventory	$ 100,989	$ 203,582	$ 225,909
Reserve for impaired inventory	$ 35,000	$ 35,000	$ 35,000